Assets pledged, collateral received and assets transferred - Recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 200,367	£ 184,537
Associated liabilities	(113,949)	(97,494)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,176	1,303
Associated liabilities	(1,433)	(1,225)
Transferred assets, fair value	5,613	1,423
Associated liabilities, fair value	(1,356)	(1,219)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,176	4,504
Associated liabilities	(4,788)	(4,174)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,176	1,303
Associated liabilities	(1,433)	(1,225)
Transferred assets, fair value	5,613	1,423
Associated liabilities, fair value	(1,356)	(1,219)
Net position	£ 4,257	£ 204